Consolidated Balance Sheets Detail - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 01, 2014
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 2,700
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	852
Finite-Lived Intangible Assets [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 1,900